Organization - Additional Information (Details) - USD ($)		9 Months Ended	12 Months Ended
	May 19, 2022	Sep. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation		Jan. 25, 2022	Jan. 25, 2022
OTR Acquisition Corp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of acquisition	May 19, 2022	May 19, 2022	May 19, 2022
Reverse Recapitalization Transaction
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill recorded		$ 0
Intangible assets recorded		$ 0	$ 0